VALUE ADDED TAXES RECOVERABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
VALUE ADDED TAXES RECOVERABLE
Value added taxes recoverable	$ 16,684	$ 8,482
Canada
VALUE ADDED TAXES RECOVERABLE
Value added taxes recoverable	7,991	153
Mexico
VALUE ADDED TAXES RECOVERABLE
Value added taxes recoverable	$ 8,693	$ 8,329